Operating Segments	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Operating Segments	Operating Segments
The Corporation manages operations based on two reportable segments: Medicare Advantage and Direct Contracting. The reportable segments are distinguished based on the healthcare delivery business model. Its Medicare Advantage segment is an insurance business model that focuses on leveraging the Clover Assistant at the point of care. Its Direct Contracting segment is similar to a cost management and care coordination model accounted for as a performance guarantee, where Clover is responsible for coordinating care, managing costs, and providing support to providers and their DCE Beneficiaries through the use of Clover Assistant. These segment groupings are consistent with information used by the Chief Executive Officer, the Corporation’s chief operating decision maker, to assess performance and allocate resources. There are certain revenues and expenses that are attributable to clinical services and corporate overhead; these amounts are reported separately from reportable segments in the tables presenting segment results below.
The operations of the Corporation are organized into the following segments:
•Medicare Advantage Segment includes operations related to our MA plans, which generally provide access to a wide network of primary care providers, specialists, and hospitals.
•Direct Contracting Segment includes our operations relating to CMS’s DC Model, which provides options aimed at reducing expenditures and preserving or enhancing quality of care for beneficiaries.
•Corporate/Other includes other clinical services not included in Medicare Advantage and Direct Contracting and all other corporate overhead. Clinical services is comprised of Clover Home Care and other clinical services that are offered to eligible beneficiaries.
The table below summarizes the Corporation’s results by operating segment:

	Medicare Advantage	Direct Contracting	Corporate/Other	Eliminations	Consolidated Total
Three Months Ended September 30, 2021	(in thousands)
Premiums earned, net (Net of ceded premiums of $120)	$203,657	$—	$—	$—	$203,657
Direct Contracting revenue	—	222,647	—	—	222,647
Other income	80	—	24,967	(24,188)	859
Intersegment revenues	—	—	9,375	(9,375)	—
Net medical claims incurred	208,661	228,060	2,253	(2,552)	436,422
Gross (loss) profit	$(4,924)	$(5,413)	$32,089	$(31,011)	$(9,259)

Total assets	$347,535	$260,142	$887,089	$(542,288)	$952,478

	Medicare Advantage	Direct Contracting	Corporate/Other	Eliminations	Consolidated Total
Nine Months Ended September 30, 2021	(in thousands)
Premiums earned, net (Net of ceded premiums of $370)	$598,390	$—	$—	$—	$598,390
Direct Contracting revenue	—	439,020	—	—	439,020
Other income	108	—	66,990	(64,548)	2,550
Intersegment revenues	—	—	33,130	(33,130)	—
Net medical claims incurred	640,624	469,972	5,273	(6,494)	1,109,375
Gross (loss) profit	$(42,126)	$(30,952)	$94,847	$(91,184)	$(69,415)

Total assets	$347,535	$260,142	$887,089	$(542,288)	$952,478
A reconciliation of the reportable segments’ gross loss to the net loss included in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2021, is as follows:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
	(in thousands)
Gross loss	$(9,259)	$(69,415)

Salaries and benefits	73,364	201,555
General and administrative expenses	45,749	129,983
Premium deficiency reserve (benefit)	20,761	48,661
Depreciation and amortization	120	398
Other expense	—	191
Change in fair value of warrants payable	(115,152)	(66,146)
Interest expense	413	2,817
Amortization of notes and securities discounts	13	13,681
Net loss	$(34,527)	$(400,555)